UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21024

Active Assets Government Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	June 30,

Date of reporting period:	September 30, 2016

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Government Trust

Portfolio of Investments • September 30, 2016 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Repurchase Agreements (62.2%)
$20,000	ABN Amro Securities LLC, (Interest in $1,450,000,000 joint repurchase agreement, dated 09/30/16 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $1,450,060,417 on 10/03/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S.Government agency securities and a U.S. Government obligation with various maturities to 12/15/57; valued at $1,493,435,296)	0.50%		10/03/16	$20,000,000
20,000	Bank of Nova Scotia, (dated 08/04/16; proceeds $20,017,602; fully collateralized by various U.S. Government agency securities, 3.50% - 4.00% due 10/15/41 - 08/01/46; valued at $20,559,331) (Demand 10/07/16)	0.36	(a)	11/01/16	20,000,000
75,000	Bank of Nova Scotia, (dated 01/05/16; proceeds $75,372,863; fully collateralized by various U.S. Government agency securities, 2.80% - 4.00% due 07/01/27 - 08/01/46; valued at $77,193,769) (Demand 10/07/16)	0.49	(a)	01/05/17	75,000,000
29,000	BNP Paribas Securities Corp., (Interest in $450,000,000 joint repurchase agreement, dated 09/30/16 under which BNP Paribas Securities Corp., will repurchase the securities provided as collateral for $450,017,250 on 10/03/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S.Government agency securities and U.S. Government obligations with various maturities to 09/01/46; valued at $463,441,562)	0.46		10/03/16	29,000,000
390,000	BNY Mellon Capital Markets, (dated 09/30/16; proceeds $390,016,250; fully collateralized by various U.S. Government agency securities, 0.88% - 8.50% due 12/01/16 - 10/01/46 and U.S. Government obligations, 0.00% - 0.48% due 11/17/16 - 04/30/18; valued at $400,807,836)	0.50		10/03/16	390,000,000
32,000	Credit Agricole Corp., (Interest in $394,000,000 joint repurchase agreement, dated 09/30/16 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $394,015,103 on 10/03/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 01/15/22; valued at $401,328,943)	0.46		10/03/16	32,000,000
25,000	ING Financial Markets LLC, (dated 07/14/16; proceeds $25,024,917; fully collateralized by a U.S. Government agency security, 3.50% due 12/01/42; valued at $25,752,108)	0.39		10/14/16	25,000,000

50,000	ING Financial Markets LLC, (dated 08/11/16; proceeds $50,052,500; fully collateralized by various U.S. Government agency securities, 2.00% - 3.00% due 06/01/30 - 07/01/31; valued at $51,502,188)	0.42		11/09/16	50,000,000
40,000	ING Financial Markets LLC, (dated 09/22/16; proceeds $40,062,778; fully collateralized by various U.S. Government agency securities, 2.00% - 3.50% due 07/01/31 - 12/01/42; valued at $41,203,410)	0.50		01/13/17	40,000,000
125,000	Mizuho Securities USA, Inc., (dated 09/29/16; proceeds $125,010,694; fully collateralized by various U.S. Government agency securities, 1.50% - 5.00% due 03/01/44 - 11/01/44; valued at $128,632,570)	0.44		10/06/16	125,000,000
485,000	Nomura Securities, (dated 09/30/16; proceeds $485,021,421; fully collateralized by various U.S. Government agency securities, 0.75% - 9.50% due 10/25/16 - 06/20/66 and U.S. Government obligations, 0.00% - 8.13% due 08/15/17 - 08/15/40; valued at $497,245,864)	0.53		10/03/16	485,000,000
250,000	Pershing LLC, (dated 09/28/16; proceeds $250,021,875; fully collateralized by various U.S. Government agency securities, 0.58% - 6.50% due 10/03/16 - 08/20/66 and U.S. Government obligations, 0.75% - 4.00% due 03/15/17 - 11/15/25; valued at $256,597,171)	0.45		10/05/16	250,000,000
160,000	RBC Capital Markets LLC, (dated 09/22/16; proceeds $160,132,222; fully collateralized by various U.S. Government agency securities, 1.88% - 6.00% due 08/01/26 - 09/01/46; valued at $164,760,849) (Demand 10/07/16)	0.35	(a)	12/16/16	160,000,000
10,000	RBC Capital Markets LLC, (dated 09/23/16; proceeds $10,008,069; fully collateralized by various U.S. Government agency securities, 2.24% - 5.50% due 12/01/19 - 09/01/46; valued at $10,300,000) (Demand 10/07/16)	0.35	(a)	12/15/16	10,000,000
85,000	RBC Capital Markets LLC, (dated 09/26/16; proceeds $85,066,111; fully collateralized by various U.S. Government agency securities, 2.33% - 6.00% due 09/01/26 - 10/01/46; valued at $87,615,512) (Demand 10/07/16)	0.35	(a)	12/15/16	85,000,000
852,000	RBS Securities, Inc., (dated 09/30/16; proceeds $852,033,370; fully collateralized by various U.S. Government obligations, 0.00% - 3.75% due 02/28/17 - 11/15/43; valued at $869,040,579)	0.47		10/03/16	852,000,000
5,000	Wells Fargo Bank NA, (dated 09/15/16; proceeds $5,014,661; fully collateralized by a U.S. Government obligation, 2.13% due 12/31/22; valued at $5,100,135)	0.58		03/16/17	5,000,000
15,000	Wells Fargo Bank NA, (dated 09/08/16; proceeds $15,045,750; fully collateralized by various U.S. Government obligations, 2.13% - 6.25% due 12/31/22 - 05/15/30; valued at $15,277,888)	0.60		03/10/17	15,000,000
25,000	Wells Fargo Securities LLC, (dated 09/06/16; proceeds $25,025,625; fully collateralized by a U.S. Government obligation, 2.00% due 11/30/22; valued at $25,462,203)	0.41		12/05/16	25,000,000
15,000	Wells Fargo Securities LLC, (dated 09/22/16; proceeds $15,014,521; fully collateralized by a U.S. Government obligation, 2.50% due 06/30/17; valued at $15,293,736)	0.41		12/16/16	15,000,000

20,000	Wells Fargo Securities LLC, (dated 09/23/16; proceeds $20,018,906; fully collateralized by a U.S. Government obligation, 2.00% due 11/30/22; valued at $20,429,762)	0.41	12/15/16	20,000,000
10,000	Wells Fargo Securities LLC, (dated 09/23/16; proceeds $10,009,683; fully collateralized by a U.S. Government agency security, 3.00% due 08/01/46; valued at $10,323,841)	0.42	12/15/16	10,000,000
20,000	Wells Fargo Securities LLC, (Interest in $750,000,000 joint repurchase agreement, dated 09/30/16 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $750,031,250 on 10/03/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S.Government agency securities with various maturities to 10/01/46; valued at $772,671,205)	0.50	10/03/16	20,000,000
	Total Repurchase Agreements (Cost $2,758,000,000)			2,758,000,000

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		DEMAND DATE (b)	MATURITY DATE	VALUE
	U.S. Agency Securities (37.3%)
	Federal Farm Credit Bank
25,000		0.44%		—	01/10/17	24,969,750
10,000		0.46		—	02/02/17	9,984,411
20,000		0.52		—	10/20/16	20,000,238
8,000		0.54		—	10/03/16	8,000,000
20,000		0.55	(a)	10/28/16	08/28/17	19,998,160
10,000		0.55	(a)	10/26/16	07/26/17	9,999,171
15,000		0.58	(a)	10/27/16	02/27/17	15,002,149
15,000		0.58	(a)	10/10/16	08/10/17	14,998,084
22,205		0.58	(a)	10/17/16	04/17/17	22,208,749
65,000		0.64	(a)	10/29/16	08/29/18	65,000,000
23,000		0.75	(a)	12/30/16	03/30/17	22,998,214
	Federal Home Loan Bank
9,000		0.50		—	12/09/16	8,991,625
15,000		0.50		—	12/14/16	14,985,000
55,000		0.50		—	12/21/16	54,939,653
50,000		0.50	(a)	10/09/16	06/09/17	50,000,000
20,000		0.50	(a)	10/28/16	08/28/17	20,000,000
25,000		0.51	(a)	10/16/16	11/16/16	25,001,805
15,000		0.51		—	12/07/16	14,986,187
20,000		0.51		—	03/22/17	19,951,833
16,000		0.52	(a)	10/25/16	11/25/16	16,000,000
19,000		0.52		—	10/05/16	18,999,975
20,000		0.52	(a)	10/18/16	08/18/17	20,000,000
35,000		0.52	(a)	10/14/16	11/14/16	35,000,000
10,000		0.53	(a)	11/25/16	05/25/17	10,000,000
37,000		0.53	(a)	10/21/16	11/21/16	37,000,437
20,000		0.53	(a)	10/17/16	03/17/17	19,998,626
15,000		0.54	(a)	12/22/16	06/22/17	15,000,000
20,000		0.54	(a)	11/23/16	05/23/17	20,000,000
30,000		0.54	(a)	11/01/16	03/01/17	30,000,000
18,000		0.54	(a)	11/01/16	05/01/17	18,000,000
20,000		0.55	(a)	10/07/16	03/07/17	20,000,000
30,000		0.55	(a)	10/03/16	08/03/17	30,000,000

15,000		0.56	(a)	10/07/16	07/07/17	15,000,000
18,000		0.56		—	11/30/16	17,998,895
22,500		0.58	(a)	10/06/16	09/06/17	22,502,170
25,000		0.59	(a)	11/24/16	08/24/17	25,000,000
25,000		0.59	(a)	11/25/16	08/25/17	25,000,000
10,000		0.62	(a)	11/09/16	02/09/17	10,000,000
50,000		0.62	(a)	10/05/16	02/05/18	50,000,000
60,000		0.63	(a)	10/04/16	10/04/17	59,997,158
25,000		0.64	(a)	11/24/16	11/24/17	25,000,000
20,000		0.64	(a)	11/24/16	11/24/17	20,000,000
40,000		0.65	(a)	11/22/16	02/22/18	40,000,000
35,000		0.65	(a)	10/27/16	10/27/17	34,989,344
25,000		0.65	(a)	11/05/16	02/05/18	25,000,000
25,000		0.66	(a)	11/22/16	02/22/18	25,000,000
30,000		0.67	(a)	11/12/16	02/12/18	30,000,000
55,000		0.67	(a)	11/16/16	02/16/18	55,000,000
9,000		0.67	(a)	11/10/16	02/10/17	8,999,491
48,000		0.67	(a)	11/16/16	05/16/17	47,990,280
5,000		0.68	(a)	11/01/16	11/01/17	5,000,000
40,000		0.68	(a)	11/14/16	02/14/17	39,997,663
15,000		0.68	(a)	12/16/16	03/16/18	15,000,000
43,000		0.73	(a)	11/08/16	02/08/17	43,001,609
15,000		0.78	(a)	11/21/16	08/21/17	14,998,667
27,500		0.79	(a)	11/23/16	08/23/17	27,498,852
30,000		0.80	(a)	12/23/16	03/23/17	30,000,000
27,705		0.81	(a)	11/25/16	08/25/17	27,707,115
29,000		0.81	(a)	12/22/16	03/22/17	29,000,000
10,000		0.82	(a)	12/01/16	09/01/17	10,000,000
35,000		0.83	(a)	12/13/16	09/13/17	34,998,302
10,000		1.63		—	12/09/16	10,022,278
	Federal Home Loan Mortgage Corporation
8,696		0.50		—	03/21/17	8,675,589
20,000		0.54	(a)	10/20/16	04/20/17	19,998,332
15,000		0.63	(a)	10/08/16	01/08/18	15,000,000
16,000		0.67	(a)	10/21/16	07/21/17	15,998,687
	Federal National Mortgage Association
25,000		0.64	(a)	10/11/16	01/11/18	25,000,000
15,000		0.81	(a)	12/20/16	12/20/17	15,000,000
	Total U.S. Agency Securities (Cost $1,656,388,499)					1,656,388,499

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	U.S. Treasury Security (0.5%)
20,000	U.S. Treasury Note (Cost $20,043,487)	0.56%	03/31/17	20,043,487

	Total Investments (Cost $4,434,431,986) (c)(d)		100.0%	4,434,431,986
	Other Assets in Excess of Liabilities		0.0 (e)	1,994,939
	Net Assets		100.0%	$4,436,426,925

(a)	Rate shown is the rate in effect at September 30, 2016.
(b)	Date of next interest rate reset.
(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Fund did not engage in any cross-trade transactions.

(e)	Amount is less than 0.05%.

Active Assets Government Trust

Summary of Investments • September 30, 2016 (unaudited)

PORTFOLIO COMPOSITION as of 09/30/16	Percentage of Total Investments
Repurchase Agreements	62.2%
U.S. Agency Securities	37.4
U.S. Treasury Security	0.4
100.0%

Active Assets Government Trust

Notes to Portfolio of Investments • September 30, 2016 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Repurchase Agreements	$—	$2,758,000,000	$—	$2,758,000,000
U.S. Agency Securities	—	1,656,388,499	—	1,656,388,499
U.S. Treasury Security	—	20,043,487	—	20,043,487
Total Assets	$—	$4,434,431,986	$—	$4,434,431,986

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2016, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Government Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 17, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 17, 2016